TAXATION - Income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Deferred income tax expense	¥ 60,516
Total income tax expense	109,454	¥ 44,737	¥ 30,048
PRC, excluding Hong Kong SAR
Income Tax Contingency [Line Items]
Current income tax expense	48,938	¥ 44,737	29,719
Deferred income tax expense	¥ 60,516
Hong Kong
Income Tax Contingency [Line Items]
Current income tax expense			¥ 329